Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,000
Previously Paid Amount	0.00
Total Fee Amount	5.39
Total Offset Amount	0.00
Net Fee	5.39
Narrative - Max Aggregate Offering Price	$ 39,000
Final Prospectus	true